CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 2,983	$ 2,721	$ 2,324
Investment securities	3,036	2,131	1,989
Mortgage-backed securities	3,130	2,333	2,155
Certificates of deposit	72	124	7
Interest-earning demand deposits	10	3	1
Federal Home Loan Bank stock	439	329	336
Trading securities		5
Total interest and dividend income	9,670	7,646	6,812
INTEREST EXPENSE
Deposits	406	245	210
Federal Home Loan Bank advances - short-term	2,675	1,118	238
Federal Home Loan Bank advances - long-term - variable rate	11	65	408
Federal Home Loan Bank advances - long-term - fixed rate	32	426	561
Other short-term borrowings			14
Total interest expense	3,124	1,854	1,431
NET INTEREST INCOME	6,546	5,792	5,381
PROVISION FOR LOAN LOSSES	50	58	56
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,496	5,734	5,325
NONINTEREST INCOME
Service charges on deposits	126	136	154
Earnings on bank owned life insurance	126	131	134
Investment securities gains	2		31
Market losses on trading securities		(31)
Other than temporary impairment losses	86
Portion of loss recognized in other comprehensive income	(100)
Net impairment losses recognized in earnings	(14)
ATM fee income	180	191	198
Other	50	63	55
Total noninterest income	470	490	572
NONINTEREST EXPENSE
Salaries and employee benefits	2,274	2,264	2,243
Occupancy and equipment	310	323	329
Data processing	220	222	220
Correspondent bank charges	40	38	38
Federal deposit insurance premium	108	111	194
ATM network expense	106	127	124
Other	655	654	625
Total noninterest expense	3,713	3,739	3,773
INCOME BEFORE INCOME TAXES	3,253	2,485	2,124
INCOME TAX EXPENSE	1,128	848	799
NET INCOME	$ 2,125	$ 1,637	$ 1,325
EARNINGS PER SHARE:
Basic	$ 1.16	$ 0.87	$ 0.69
Diluted	$ 1.16	$ 0.87	$ 0.69
AVERAGE SHARES OUTSTANDING:
Basic	1,826,893	1,873,790	1,910,538
Diluted	1,827,260	1,873,790	1,910,538